Intangible assets and goodwill - Finite-lived intangibles (Details) - Software and license - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Intangible assets and goodwill
Intangible assets other than goodwill at beginning of period	€ 474
Intangible assets other than goodwill at end of period	2,253	€ 474
Cost
Intangible assets and goodwill
Intangible assets other than goodwill at beginning of period	5,324	5,179
Additions	1,197	145
Disposals	(283)
Additions through business combination	1,605
Currency translation	(32)
Intangible assets other than goodwill at end of period	7,811	5,324
Accumulated depreciation and impairment
Intangible assets and goodwill
Intangible assets other than goodwill at beginning of period	(4,850)	(4,373)
Amortization charge of the year	(707)	(477)
Intangible assets other than goodwill at end of period	€ (5,557)	€ (4,850)